Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of marketable securities commodities deposits derivative instruments and cash [abstract]
Marketable securities, commodities, timedeposits, and derivative financial instruments
(USD millions)	2022	2021

Commodities	111	111

Debt securities	9	2 741

Time deposits and short-term investments with original maturity more than 90 days	11 089	12 965

Derivative financial instruments	204	105

Total marketable securities, commodities, time deposits and derivative financial instruments	11 413	15 922

Cash and cash equivalents
(USD millions)	2022	2021

Current accounts	2 877	3 396

Time deposits and short-term investments with original maturity less than 90 days	4 640	9 011

Total cash and cash equivalents	7 517	12 407